Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended									1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended														12 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 December 31, 2016	Dec. 31, 2012 December 31, 2017	Dec. 31, 2012 Shenzhen PRC Subsidiaries	Dec. 31, 2011 Shenzhen PRC Subsidiaries	Dec. 31, 2010 Shenzhen PRC Subsidiaries	Dec. 31, 2009 Shenzhen PRC Subsidiaries	Dec. 31, 2008 Shenzhen PRC Subsidiaries	Dec. 31, 2007 Shenzhen PRC Subsidiaries	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Jan. 31, 2011 Maximum Directors And Officers	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2007 Minimum	Jan. 31, 2011 Minimum Directors And Officers	Dec. 31, 2007 Minimum Namtai Shenzhen	May 31, 2008 Taxable years from 1997/1998 to 2000/2001 Nam Tai Trading Company Limited	Nov. 30, 2010 Taxable years from 1996/1997 to 2003/2004 Nam Tai Trading Company Limited	Nov. 30, 2010 Taxable years from 1996/1997, 1998/1999 and 1999/2000 Nam Tai Trading Company Limited	Nov. 30, 2010 Taxable years from 1996/1997 to 1999/2000 Nam Tai Trading Company Limited	Feb. 17, 2009 Tax years of 2001 and 2002 Nam Tai Group Management Limited	Feb. 08, 2011 Taxable years 2001/2002 to 2003/2004 Nam Tai Group Management Limited	Sep. 14, 2009 Taxable year 2002/2003 Nam Tai Telecom (Hong Kong) Company Limited	Feb. 17, 2011 Taxable year 2002/2003 Nam Tai Telecom (Hong Kong) Company Limited	Dec. 31, 2012 Taxable years 1996/1997 and 1999/2000	Jan. 31, 2011 Taxable years 1996/1997 and 1999/2000 Directors And Officers	Dec. 31, 2012 Taxable year 1997/1998	Jan. 31, 2011 Taxable year 1997/1998 Directors And Officers	Oct. 31, 2007 Tax years from 1996/1997 to 1999/2000 Nam Tai Trading Company Limited	Dec. 31, 2012 Hong Kong	Dec. 31, 2011 Hong Kong	Dec. 31, 2010 Hong Kong	Dec. 31, 2012 Wuxi Zastron-Flex	Dec. 31, 2011 Wuxi Zastron-Flex	Dec. 31, 2010 Wuxi Zastron-Flex	Dec. 31, 2012 Wuxi Zastron-Flex Fiscal Year 2013
Income Tax [Line Items]
Effective tax rate		25.00%						25.00%	24.00%	22.00%	20.00%	18.00%	15.00%																								16.50%	16.50%	16.50%
Reinvestment period																					5 years
Percentage of production value																							70.00%
Percentage of income tax exemption																																								50.00%	50.00%	50.00%	25.00%
Tax exemption period																																								5 years
Dividend withholding tax rate	5.00%													10.00%	10.00%	10.00%		5.00%	5.00%	5.00%
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries					$ 276
Interest and penalties related to uncertain tax positions			0	0	0
Income tax assessment																								3,000	900	1,100	120	172	855	337	34		1,540		667	2,900
Total certified taxed costs																													5		5
Taxable years involved in controversy, number of years prior to notice																	15 years					13 years
Income tax claims by Commissioner against two former directors																																4,620		2,001
Net operating losses carryforward indefinitely			10,316	8,147	5,549
Net operating losses carryforward subjected to expiration						$ 7,060	$ 7,395